Annual Total Returns - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Consumer Staples Fund - Class A
Bar Chart Table:
Annual Return 2014	14.59%
Annual Return 2015	1.63%
Annual Return 2016	2.78%
Annual Return 2017	11.75%
Annual Return 2018	(16.07%)
Annual Return 2019	31.38%
Annual Return 2020	11.25%
Annual Return 2021	14.18%
Annual Return 2022	(0.73%)
Annual Return 2023	2.70%